DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Deferred Revenue and Other Deferred Liability
Deferred revenue and other deferred liabilities consist of the following:

	December 31, 2023	December 31, 2022
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 11.1)	16,293,067	—
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 11.2)	1,622,433	—
Other deferred liabilities	351,639	634,971
	18,267,139	634,971